CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accumulated amortization	$ 5,902,419	$ 842,712
Accumulated depreciation	$ 1,101	$ 0
Preferred Stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,150,000	1,150,000
Common Stock, Par value (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares, Issued	38,804,064	22,544,064
Common Stock, Shares, Outstanding	38,804,064	22,544,064